ProximaX Agreement (Details)	1 Months Ended
	Apr. 30, 2018	Mar. 21, 2018
ProximaX Agreement (Textual)
Business technology services agreement		Pursuant to the terms of the agreement, ProximaX agreed to pay the Company up to an aggregate of $10.0 million of cash in exchange for the Company’s services, with $5.0 million due upon the successful consummation of a future initial coin offering by ProximaX and up to an additional $5.0 million due upon the Company’s achievement of certain development milestones set forth in the agreement. In addition, ProximaX agreed to issue the Company a number of tokens equal to 2.4% of all outstanding tokens on the date of the planned initial coin offering and to reserve an additional 2% of such tokens to be issued as payment for future services provided by the Company, subject, in each case, to such initial coin offering generating aggregate gross proceeds of at least $30.0 million. If the planned initial coin offering does not raise at least $30.0 million or ProximaX fails to pay the Company the upfront cash payment of $5.0 million by June 1, 2018.
Subsequent Event [Member]
ProximaX Agreement (Textual)
Initial coin offering, description	ProximaX closed its initial coin offering, which generated aggregate gross proceeds in excess of $30.0 million for purposes of the Company’s technology services agreement with ProximaX. On May 6, 2018, as agreed under the terms of the technology services agreement, ProximaX paid the Company the $5.0 million fee due upon consummation of its initial coin offering.